SHARE-BASED COMPENSATION - Disclosure of share options and average life (Details) shares in Thousands, Share in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Share	Dec. 31, 2022 shares	Dec. 31, 2021 Share	Dec. 31, 2020 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option		9,288	9,288	8,270	8,969
Exercise price, Average life (years)	1 year 9 months 14 days
$0.69 to $0.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			1,345
Exercise price, Average life (years)	1 year 8 months 15 days
$0.69 to $0.75 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.69
$0.69 to $0.75 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.75
$0.76 to $1.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			2,186
Exercise price, Average life (years)	1 year 10 days
$0.76 to $1.00 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.76
$0.76 to $1.00 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1
$1.01 to $1.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			2,520
Exercise price, Average life (years)	3 years 3 days
$1.01 to $1.86 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.01
$1.01 to $1.86 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.86
$1.87 to $2.72 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			2,071
Exercise price, Average life (years)	4 years 7 days
$1.87 to $2.72 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.87
$1.87 to $2.72 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.72
$2.73 to $2.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			1,166
Exercise price, Average life (years)	0 years
$2.73 to $2.86 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.73
$2.73 to $2.86 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.86